Impairment Charges and Reversals - Additional Information (Detail)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2022	Mar. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill impairments				$ 0	$ 0
BP-Husky Refining LLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Agreement to purchase remaining ownership	50.00%			50.00%
Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.10
Discounted future cash flows | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.01	0.01	0.01
Discounted future cash flows | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.05	0.05	0.05
Discounted future cash flows | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets						0.10
Discounted future cash flows | Minimum | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.14	0.10
Discounted future cash flows | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets						0.15
Discounted future cash flows | Maximum | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.15	0.15
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 0	$ 0
Downstream | Discounted future cash flows | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.15	0.10
Downstream | Discounted future cash flows | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.18	0.12
Downstream | Growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.02	0.02	0.02
Conventional
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments						$ 555,000,000
Reversal of impairment loss recognised in profit or loss					$ 378,000,000
U.S. Manufacturing | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable Amount				$ 5,400,000,000
Clearwater, Elmworth-Wapiti and Kaybob-Edson
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable Amount					$ 2,000,000,000
Clearwater, Elmworth-Wapiti and Kaybob-Edson | Discounted future cash flows | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets					0.01
Clearwater, Elmworth-Wapiti and Kaybob-Edson | Discounted future cash flows | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets					0.05
CGUs | Conventional | Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments		$ 315,000,000				$ 240,000,000
Borger, Wood River, and Lima CGUs | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments					$ 1,900,000,000
Recoverable Amount					$ 2,500,000,000
Impairment Reversals (Note 11)				1,200,000,000
Borger CGU | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable Amount			$ 692,000,000
Borger CGU | U.S. Manufacturing | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			450,000,000
Wood River CGU | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill impairments			$ 0
Superior and Toledo CGU | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 1,500,000,000
Sunrise | Discounted future cash flows | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.01
Sunrise | Discounted future cash flows | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets				0.05
Sunrise | Upstream | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 69,000,000
Sunrise | Upstream | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments				$ 226,000,000